Nature of Operations and Organization	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Nature of Operations and Organization

1. NATURE OF OPERATIONS AND ORGANIZATION

Organization and Nature of Operations

Valeritas Holdings, Inc. (formerly Cleaner Yoga Mat, Inc.) was incorporated in Florida on May 9, 2014 and was previously engaged in the sale of sanitizing solutions for Yoga and Pilates studios as well of conventional gyms of all sizes. Valeritas Holdings, Inc. was then reincorporated in Delaware on May 3, 2016.

As used in these Notes, the terms “Valeritas” and the “private company” refer to the business of Valeritas, Inc. prior to the 2016 Merger, the term “Valeritas Holdings, Inc.” or the “Company” refers to the combination of Valeritas and Valeritas Holdings, Inc. after giving retrospective effect to the recapitalization under the 2016 Merger.

Valeritas was incorporated in the state of Delaware on December 27, 2007 when it was converted into a Delaware Corporation from a Delaware limited liability company, which was formed on August 2, 2006 and changed its name from Valeritas LLC. The Company is a commercial-stage medical technology company focused on developing innovative technologies to improve the health and quality of life of people with Type 2 diabetes. The Company designed its first commercialized product, the V-Go Disposable Insulin Delivery device, or V-Go, to help patients with Type 2 diabetes who require insulin to achieve and maintain their target blood glucose goals. V-Go is a small, discreet, easy-to-use wearable and completely disposable insulin delivery device that a patient adheres to his or her skin every 24 hours. V-Go enables patients to closely mimic the body’s normal physiologic pattern of insulin delivery throughout the day and to manage their diabetes with insulin without the need to plan a daily routine around multiple daily injections.

2016 Reverse Merger and Recapitalization

On May 3, 2016, pursuant to an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”), by and among Valeritas Holdings, Inc., Valeritas Acquisition Corp., a Delaware corporation and a direct wholly owned subsidiary of Valeritas Holdings, Inc. (the “Acquisition Subsidiary”) and Valeritas, Acquisition Subsidiary was merged with and into Valeritas, with Valeritas being the surviving entity and as a wholly owned subsidiary of Valeritas Holdings, Inc. (the “2016 Merger”). Immediately prior to the 2016 Merger, all shares of common stock, Series D Preferred Stock, Series AA Preferred Stock, and shares underlying common stock options and shares underlying the warrants were canceled without consideration. Concurrent with the 2016 merger, the shares of Valeritas private company Series AB Preferred Stock were canceled and each share of private company Series AB Preferred Stock of Valeritas was replaced with 0.23856 shares of common stock of Valeritas Holdings, Inc.

Upon the closing of the Merger, under the terms of a split-off agreement and a general release agreement, Valeritas Holdings, Inc. transferred all of its pre-Merger operating assets and liabilities to its wholly owned special purpose subsidiary (“Split-Off Subsidiary”), and transferred all of the outstanding shares of capital stock of Split-Off Subsidiary to the pre-Merger majority stockholder of Valeritas Holdings, Inc. (the “Split-Off”), in consideration of and in exchange for (i) the surrender and cancellation of 40,486,000 shares of Valeritas Holdings, Inc. common stock held by such stockholder (which will be cancelled and will resume the status of authorized but unissued shares of Valeritas Holdings, Inc. common stock) and (ii) certain representations, covenants and indemnities.

The Merger was accounted for as a “reverse merger,” and Valeritas was deemed to be the accounting acquirer in the reverse merger. The historical financial statements prior to the 2016 Merger are the historical financial statements of Valeritas.

Amounts for Valeritas historical (pre-merger) common stock, preferred stock, warrants, and stock options including share and per share amounts have been retroactively adjusted using their respective exchange ratio in these financial statements, unless otherwise disclosed. Any amounts funded in connection with the original issuance of the common stock, Series D Preferred Stock and Series AA Preferred Stock have been retrospectively adjusted and accounted for as capital contributions as those classes of Valeritas stock did not receive common shares of Valeritas Holdings, Inc. in connection with the 2016 Merger. All shares of Valeritas Series AB Preferred Stock have been retrospectively adjusted to common stock of Valeritas Holdings, Inc. based upon the exchange ratio noted above.

Private Placement Offering

Concurrently with the closing of the 2016 Merger, and as a condition to the Merger, Valeritas, Inc. closed a private placement offering (the “Private Placement”) of approximately 5 million shares of Valeritas Holdings, Inc. common stock at a purchase price of $5.00 per share, for gross proceeds of approximately $25 million. Existing investors of Valeritas invested $20 million of the Private Placement.

In connection with the Private Placement, Valeritas incurred costs of approximately $1.0 million in fees, of which $0.3 million is in the form of warrants to purchase 83,120 shares of Valeritas Holdings, Inc. common stock at an exercise price of $5.00 per share to the placement agents. $0.6 million are fees paid in cash to the placement agents whilst the remainder $0.1 million are reimbursed expenses (including legal fees incurred by placement agent) paid to the placement agents.

Reorganization of Valeritas Holdings, LLC

During the second quarter of 2014, Valeritas consummated a series of transactions designed to facilitate future capital raising by simplifying its capitalization (the “2014 Reorganization”). As a result of the 2014 Reorganization, Valeritas became a direct, wholly owned subsidiary of Valeritas Holdings, LLC (“Holdings LLC”).

On March 7, 2016, the Company dissolved Valeritas Holdings, LLC. Prior to the dissolution, Valeritas Holdings, LLC distributed all its assets, including 6,923,076 shares of Valeritas common stock, pro-ratably to Series C holders of Holdings LLC, based on the aggregate liquidation preference of the units held by each holder as set out in the Amended and Restated Limited Liability Company Agreement. Based upon the aggregate liquidation preference of the units on March 7, 2016, the common stockholders as well as the Series A and Series B preferred stockholders of Holdings LLC did not receive common shares of Valeritas upon dissolution. As a result of the dissolution, the 2008 Employee Equity Compensation Plan was terminated and all options outstanding thereunder were cancelled.